Frank Value Fund
Investment Objective
The Fund’s investment objective is to provide long-term capital appreciation.
Fees and Expenses
This table describes fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frank Value Fund	INVESTOR CLASS	CLASS C	INSTITUTIONAL CLASS
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frank Value Fund		INVESTOR CLASS	CLASS C	INSTITUTIONAL CLASS
Management Fees		0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		1.52%	2.27%	1.27%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or hold) all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Frank Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
INVESTOR CLASS	155	480	829	1,813
CLASS C	230	709	1,215	2,605
INSTITUTIONAL CLASS	129	403	697	1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68.13% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s principal investment strategy is value investing. The Fund invests in common stock of U.S. companies that the Fund’s adviser, Frank Capital Partners LLC, believes are underpriced based on the company’s intrinsic value. The adviser defines intrinsic value as the price an intelligent and informed business owner would pay for the enterprise, and is independent from the current selling price in the stock markets.

The adviser uses quantitative analysis to identify undervalued companies, examining such traditional value criteria as:

•	price-to-earnings, price-to-book value and price-to-cash flow ratios;
•	the discounted value of future cash flows;
•	acquisition values of similar companies; and
•	the value stockholders would receive if the company was liquidated.

The adviser then performs subjective analysis, including the review of trade magazines, annual reports, and regulatory filings. Many of the companies in the Fund’s portfolio exhibit strong environmental, social and/or governance (“ESG”) characteristics. The adviser considers the future growth potential of the company, its products and services, its industry position, and the quality of its management before making a final determination of the company’s intrinsic value.

The Fund invests in common stocks of companies that have strong financial positions, evidenced by balance sheets without significant debt or other liabilities compared to cash reserves. The adviser believes financial markets place undue emphasis on a company’s income, often ignoring the balance sheet. Therefore, companies with strong balance sheets may have significantly discounted market prices. The Fund may invest in companies regardless of size, including small- and micro-cap companies. The adviser sells common stocks when the market price exceeds its estimate of intrinsic value.

From time to time the Fund may be invested more heavily in a particular sector if the adviser determines that companies in that sector present the best value. The adviser may invest in “special situation” companies, including spin-offs and companies recently emerging from bankruptcy. The Fund may hold a significant portion of its assets in cash and cash equivalents if sufficient value opportunities are not present in the market.

Principal Investment Risks

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility, and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are:

Management Risk: The main risk of investing in the Fund is that the adviser’s strategy of investing in undervalued securities may fail. The adviser may be incorrect in its assessment of the intrinsic value of the companies in which the Fund invests, or value stocks may be out of favor with investors.

Cash and Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Common Stock Risk: The Fund invests the majority of its assets in common stocks. Historically, common stocks are more volatile than other securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless. The rights of common stockholders are subordinate to all other claims on a company’s assets including debt holders and preferred stock holders; therefore the Fund could lose money if a company in which it invests becomes financially distressed.

Market Risk Disclosure: Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The value of the Fund will fluctuate and you could lose money by investing in the Fund.

Special Situation Risk: The Fund may invest a significant portion of assets in special situations, such as spin-offs, companies recently emerging from bankruptcy, and merger securities. Spin-off companies may encounter difficulties because they are operating on their own for the first time, without the protection of their parent company. Spin-offs also may be created for the purpose of moving liabilities from the parent company to the spin-off. These potential problems may impair operating results, leading to losses to the Fund. Additionally, there is a possibility that the spin-off company may incur the business risk of the parent. Companies that have recently emerged from bankruptcy may still have the problems that caused the initial bankruptcy filing, leading to poor operating results or possibly another bankruptcy filing. These companies also may have weak financial positions. Merger securities may encounter complications arising from the expected transaction. Finally, the adviser may incorrectly evaluate any of these special situation stocks, resulting in losses to the Fund.

Small-Cap and Mid-Cap Risk: Because the Fund may invest in smaller and mid-capitalization companies, the Fund will be subject to additional risks. The earnings and prospects of such companies are more volatile than larger companies, and they may experience higher failure rates than larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Smaller and mid-capitalization may also have limited markets, product lines, or financial resources and may lack management experience.

Sector Risk: If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. The Fund may from time to time have a greater focus in certain sectors, and weakness in those sectors could result in significant losses to the Fund.

Value Investing Risk: Value stocks may remain undervalued during a given time period and may not ever realize their full value.

Performance

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The bar chart and performance table below show the variability of the returns of the Fund, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund's Investor Class, Class C, and Institutional Class shares over time to the performance of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.frankfunds.com.

TOTAL RETURNS FOR INVESTOR CLASS SHARES (for the years ended December 31)

The Fund's Investor Class year-to-date return through September 30, 2018 was 0.72%.

Best Quarter: 2nd quarter 2009 27.81%

Worst Quarter: 4th quarter 2008 -28.03%

In the performance table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown in the table are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the Investor Class, and after-tax returns for the Class C and Institutional Class will vary from the returns shown in the table.

Average Annual Total Returns for the period ended December 31, 2017
Average Annual Total Returns - Frank Value Fund - INVESTOR CLASS	1 Year	5 Years	10 Years
Return Before Taxes	(2.81%)	6.64%	4.92%
After Taxes on Distributions	(2.81%)	5.34%	3.82%
After Taxes on Distributions and Sales	(1.59%)	4.94%	3.65%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.78%	8.49%

Average Annual Total Returns - Frank Value Fund - CLASS C	1 Year	5 Years	Since Inception [1]
Return Before Taxes	(3.47%)	5.87%	7.63%
After Taxes on Distributions	(3.47%)	4.53%	6.48%
After Taxes on Distributions and Sales	(1.96%)	4.33%	5.95%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.78%	12.15%
[1]	The Investor Class commenced investment operations on July 21, 2004, the Fund's Class C on September 23, 2010, and the Institutional Class on November 3, 2010.

Average Annual Total Returns - Frank Value Fund - INSTITUTIONAL CLASS	1 Year	5 Years	Since Inception [1]
Return Before Taxes	(2.56%)	6.94%	7.61%
After Taxes on Distributions	(2.56%)	5.64%	6.45%
After Taxes on Distributions and Sales	(1.45%)	5.17%	5.90%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.78%	11.93%
[1]	The Investor Class commenced investment operations on July 21, 2004, the Fund's Class C on September 23, 2010, and the Institutional Class on November 3, 2010.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns presented for Investor Class would be substantially similar to Class C and Institutional Class because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. After tax returns for Class C and Institutional Class, which are not shown, will vary from those of Institutional Class shares.